Concentrations of Risk - Summary of Gross Sales by Major Customers (Details) - Customer A - Sales Revenue, Net - Customer Concentration Risk - North America Fiber Cement - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Concentration Risk [Line Items]
Net sales	$ 586.6	$ 558.2	$ 450.1
Concentration risk, percentage	15.10%	14.20%	12.00%